INVENTORIES (Details)	Jun. 30, 2017 CNY (¥)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 CNY (¥)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 CNY (¥)
Inventory [Line Items]
Small component parts	¥ 55,726	$ 8,222	¥ 55,726
Purchased goods and raw materials	51,617	7,616	61,361
Work in process and goods on site	1,842,411	271,845	3,539,525
Finished goods	4,702,883	693,905	8,054,637
Allowance for slow moving inventory	(4,024,663)	(593,834)	(5,398,179)	$ (796,495)	¥ (7,700,836)
Total inventories, net	¥ 2,627,974	$ 387,754	¥ 6,313,070